Convertible Preferred Shares and Attached Warrants	12 Months Ended
Dec. 31, 2024
Convertible Preferred Shares and Attached Warrants [Abstract]
Convertible Preferred Shares and Attached Warrants

Note 13 — Convertible Preferred Shares and Attached Warrants

February 2021 Series A Convertible Preferred Shares and Warrants, under February 2021 SPA

On February 15, 2021, the Company entered into a Securities Purchase Agreement (the “February 2021 SPA”) with one third party investor (the “Purchaser”), pursuant to which the Company received $6,440,000 in consideration of the issuance of: a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; b) a warrant (the “Series D Warrant”) to purchase 933 ADSs of the Company until the fifth year anniversary of the closing date at an exercise price of $7,500 per ADS; c) a one-year warrant to purchase 5,333 ADS (the “Series E Warrant”) at an exercise price of $7,500 per ADS, each exercise of which entitles the warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 5,333 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $7,500 per ADS. The exercisability of Series F Warrant shall vest ratably from time to time in proportion to the exercise of the Series E Warrants by the holder. The transactions contemplated under the February 2021 SPA were closed on February 18, 2021.

The number of Series A Convertible Preferred Shares is 7,000 and each share has a par value of $0.0001 and a stated value of $1,000. The Series A Convertible Preferred Shares have no voting rights, bear dividend rights at a rate of 8% per annum commencing on the six month anniversary of the closing date, and are convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $7,500 per ADS. Dividend is payable quarterly in cash, or the Company may pay accrued interest in its ADSs. At election of the Company, the Series A Convertible Preferred Shares may be redeemed, subject to certain equity conditions. Both the Series A Convertible Preferred Shares and the February 2021 Warrants include full ratchet anti-dilution provisions, and contain a beneficial ownership limitation on such conversion or exercise.

Series A Convertible Preferred Shares are classified as equity and carried at the amount recorded at inception, without amortization. The discount to the redemption amount shall be recognized as a dividend upon redemption.

The detachable February 2021 Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of February 2021 Warrants is measured by using Binomial Option Pricing Model and Black-Scholes Merton Valuation Model with the assumptions below on the date of issuance, with no subsequent adjustment of fair value in accordance with ASC 815.

	Series D	Series E	Series F
Expected term in years	5	1	5
Stock price (ADS)	$7,425	$7,550	$7,425
Expected dividend yield	0%	0%	0%
Volatility	43.05%	50.45%	43.05%
Risk-free interest Rate	0.63%	0.21%	0.63%
Initial fair value per share	$2,675	$1,325	$2,225

In accordance with ASC 470-20, Debt with Conversion and Other Options, the Company allocated the net proceeds to Series A Convertible Preferred Shares, the detachable Series D, E and F February 2021 Warrants on their relative fair value basis, in the amount of approximately $1,563,000, $560,000, $1,588,000 and $2,669,000, respectively. For the holder of the Series A Convertible Preferred Shares, conversion price results in BCF that is separated as an equity component and assigned a value of approximately $1,563,000 as a prefer stock discount. Such discount is amortized all at once upon issuance date and the amortization is treated as a deemed dividend for the year ended December 31, 2021.

The issuance costs are allocated in the same proportion as the proceeds are allocated to the preferred stock and warrants. Issuance costs allocated to the equity-classified warrants in an aggregate of $81,000 were charged to additional paid in capital in 2021.

The Series A Convertible Preferred Shares are recognized initially at fair value, net of discounts including original issue discount of $620,000 and allocation of proceeds to the detachable Series D and Series E Warrants of $2,149,000, in an amount of approximately $4,231,000 on the date of issuance. As the vesting of Series F Warrants is contingent upon the exercise of Series E Warrants, preferred stock discounts related to allocation of proceeds to Series F Warrants were deferred and will be recognized until Series F Warrants are vested on a proportional basis. Each of the February 2021 securities contain down round features which would reduce the respective conversion price or exercise prices to the effective price at which any future securities are sold. In consideration of the transaction entered into in December 2021 below, the investor agrees to waive the full ratchet anti-dilution provision and set the conversion price and exercise prices as follows: (i) the conversion price of the Series A Preferred Shares is adjusted to the lower of $4,375 or 90% of the lowest daily Volume-Weighted Average Price in the last 10 trading days prior to conversion, in no event that the conversion price shall be lower than $1,875, as amended; (ii) the exercise price of the Series D Warrants is adjusted to $6,250; (iii) the exercise price of the Series E Warrants is adjusted to $5,000; and (iv) the exercise price of the Series F Warrants is adjusted to $6,250. The ADSs issuable upon exercise of the Series D/E/F Warrants were adjusted to 1,120, 8,000 and 6,400, respectively for the aggregate exercise price to remain unchanged. In accordance with ASC 260-10-25-1, the Company recognized the effect of such reprice event for February 2021 Warrants in an aggregate of $5.3 million, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2021.

During the year ended December 31, 2021, 500 Series A Preferred Shares along with accrued dividend of $14,000 were converted into an aggregate of 349,789 Class A ordinary shares. 6,500 Series A Preferred Shares remained outstanding as of December 31, 2021 in the carrying value of $3,929,000.

During the year ended December 31, 2022, the remaining 6,500 Series A Preferred Shares along with accrued dividend of $325,000 were fully converted into an aggregate of 8,280,270 Class A ordinary shares.

As a result of early adoption of ASU 2020-06 on January 1, 2022 using the modified retrospective method, no cumulative effect was recognized with regards to Series A Preferred Shares. The Company recognized cumulative dividend of approximately $130,000 and $209,000 for the years ended December 31, 2022 and 2021, respectively.

December 2021 Series B Convertible Preferred Shares and Warrants, under December 2021 SPA

On December 13, 2021, the Company entered into a Securities Purchase Agreement (the “December 2021 SPA”) with the same third party investor (the “Purchaser”), pursuant to which the Company received net proceeds of $3,800,000 in consideration of the issuance of: a) Series B Convertible Preferred Shares (the “Series B Convertible Preferred Shares”) with a stated value of $4,000,000; and b) a 5-year warrant to purchase 914 ADSs (the “Series G Warrants”, or the “December 2021 Warrants”) of the Company until on or prior to December 13, 2026 at an exercise price of $6,250 per ADS. The transactions were closed on December 13, 2021.

The number of Series B Convertible Preferred Shares is 4,000 and each share has a par value of $0.0001 and a stated value of $1,000. The Series B Convertible Preferred Shares have no voting rights, bear dividend rights at a rate of 8% per annum commencing on the closing date, and are convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $4,375 per ADS or 90% of the lowest daily volume-weighted average price during the 10 consecutive trading days prior to the conversion date, in no event that the conversion price shall be lower than $1,875 per ADS, as amended. Dividend is payable quarterly in cash, or the Company may pay accrued interest in its ADSs. On the third anniversary of the original issue date, the Company shall redeem, at the option of the holder, all of the then outstanding Series B Convertible Preferred Shares, for an amount in cash equal to the sum of (a) 100% of the aggregate cash investment of $3,800,000 and (b) accrued but unpaid dividends due in respect of the preferred shares. Both the Series B Convertible Preferred Shares and the December 2021 Warrants include full ratchet anti-dilution provisions, and contain a beneficial ownership limitation on such conversion or exercise.

The detachable December 2021 Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of December 2021 Warrants is estimated to be at $1,450 per share by using Binomial Option Pricing Model with an expected term of 5 years, a stock price of $4,250 per ADS, volatility of 53.42%, a risk free rate of 1.30% and an expected dividend yield of 0%.

In accordance with applicable accounting standards, Series B Convertible Preferred Shares qualified as redeemable securities and are classified as mezzanine equity; the net proceeds were allocated to the Series B Convertible Preferred Shares and the detachable Series G Warrant on their relative basis, in the amount of approximately $2,800,000 and $950,000, respectively. The Series B Preferred Shares contained a BCF that is separated as an equity component and assigned a value of approximately $1,613,000 as a prefer stock discount.

The issuance costs are allocated in the same proportion as the proceeds are allocated to the preferred stock and warrants. Issuance costs allocated to the equity-classified warrants in an aggregate of $8,000 were charged to additional paid in capital in 2021.

The Series B Convertible Preferred Shares are recognized initially at fair value, net of discounts including original issue discount of $250,000 and allocation of proceeds to the detachable Series G Warrants of $950,000 and to the BCF of $1,613,000, in an amount of approximately $1,186,000 on the date of issuance. Such discounts are accreted over the period from the date of issuance to the date of the earliest redemption and the accretion is treated as a deemed dividend. For the year ended December 31, 2021, the accretion was recognized as a deemed dividend to preferred stockholders in the amount of approximately $36,000, resulting in the carrying amount accreted to approximately $1,222,000 as of December 31, 2021.

As a result of early adoption of ASU 2020-06 on January 1, 2022 using the modified retrospective method, a reclassification of the unamortized portion of the BCF in the amount of $1,591,000 from additional paid-in capital to Series B Preferred shares on the consolidated balance sheets. For the year ended December 31, 2022, the 4,000 Series B Preferred Shares along with accrued dividend of $294,000 were fully converted into an aggregate of 5,158,472 Class A ordinary shares, and the accretion was recognized as a deemed dividend to preferred stockholders in the amount of approximately $187,000 prior to conversions.

The Company recognized cumulative dividend of approximately $278,000 and $16,000 for the years ended December 31, 2022 and 2021, respectively.

Subsequent Changes to February 2021 and December 2021 Warrants

Subsequent to the extension of termination dates in connection with the issuance of May 2022 Convertible Debenture (as discussed in Note 12), on January 3, 2023 in connection of the withdrawal of registration statement on Form F-1, the Company entered into warrant extension letter to extend the termination dates of Series D/E/F/G for another two years, from February 18, 2028, February 18, 2025, February 18, 2028, and December 13, 2028, respectively, to February 18, 2030, February 18, 2027, February 18, 2030, and December 13, 2030, respectively. Pursuant to the adoption of ASU 2021-04, in accordance with paragraph 815-40-35-17(d), the Company recognized the incremental fair value of the warrants aforementioned as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2023, in an amount of approximately $3.1 million. The fair value of Series D, E and G Warrants immediately before the modification is estimated to be at $402.50, $433.50 and $483.00 per share, respectively by using Binomial Option Pricing Model with an expected term of 5.13, 2.13 and 5.94 years, respectively, a stock price of $34.25 per ADS, volatility of 60.29%,106.31%, 60.19%, respectively, a risk free rate of 3.81%, 4.503% and 3.75%, respectively, and an expected dividend yield of 0%. The fair value of Series D, E and G Warrants after the modification is estimated to be at $636.50, $757.00 and $739.00 per share, respectively by using Binomial Option Pricing Model with an expected term of 7.13, 4.13 and 7.94 years, respectively, a stock price of $34.25 per ADS, volatility of 63.28%, 108.01% and 64.87%, respectively, a risk free rate of 3.69%, 3.93% and 3.65%, respectively, and an expected dividend yield of 0%.

On September 3, 2023, as a result of the issuance of Series H Warrants in September 2023 (as discussed in Note 12), the exercise price of the Series D/E/F/G Warrants was further adjusted to $95.00 per ADS. The ADSs issuable upon exercise of the Series D/E/F/G Warrants were adjusted to 73,684, 421,052, 421,052, and 60,150, respectively for the aggregate exercise price to remain unchanged. In accordance with ASC 260-10-25-1, the Company recognized the effect of such reprice event for February 2021 and December 2021 Warrants in an aggregate of approximately $6.1 million, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2023. The fair value of Series D, E and G Warrants immediately before the reprice is estimated to be at $61.00, $17.50 and $71.50 per share, respectively and the fair value of Series D, E and G Warrants after the reprice is estimated to be at $8.50, $12.50 and $9.00 per share, respectively, by using Binomial Option Pricing Model with an expected term of 6.46, 3.46 and 7.28 years, respectively, a stock price of $152.00 per ADS, volatility of 107.83%, 108.52%, 107.66%, respectively, a risk free rate of 3.90%, 4.22% and 3.87%, respectively, and an expected dividend yield of 0%.

In September 2023, the Company received an aggregate of net proceeds of approximately $0.7 million in exchange for the issuance of 20,000,000 Class A ordinary shares, as a result of the partial exercise of Series E Warrants at an exercise price of $95.00 per ADS. As a result, a total of 8,062 Series F Warrants were vested.

On January 23, 2024, as a result of the issuance of Series I Warrants in January 2024 (as discussed in Note 12), the exercise price of the Series D/E/F/G Warrants was further adjusted to $56.50 per ADS. The ADSs issuable upon exercise of the Series D/E/F/G Warrants were adjusted to 123,893, 702,513, 707,964, and 101,137, respectively for the aggregate exercise price to remain unchanged. In accordance with ASC 260-10-25-1, the Company recognized the effect of such reprice event for February 2021 and December 2021 Warrants in an aggregate of approximately $429,000, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2024. The fair value of Series D, E, F(vested) and G Warrants immediately before the reprice is estimated to be at $2.80, $2.50, $2.80 and $2.95 per share, respectively and the fair value of Series D, E, F(vested) and G Warrants after the reprice is estimated to be at $1.85, $2.10, $1.85 and $1.95 per share, respectively, by using Binomial Option Pricing Model with an expected term of 6.07, 3.07, 6.07 and 6.89 years, respectively, a stock price of $48.00 per ADS, volatility of 105.21%, 98.06%, 105.21%, and 105.42%, respectively, a risk free rate of 3.69%, 3.86%, 3.69% and 3.68%, respectively, and an expected dividend yield of 0%.

On January 9, 2025, the Company entered into an amendment to the Series E Warrant with the holder. Pursuant to the amendment, the parties agreed to amend the exercise price of the Warrant to the lower of (x) $56.50 and (y) 90% of the lowest daily VWAP (as defined in the Series E Warrant) for the ten (10) trading days immediately prior to the exercise date, provided that the aggregate exercise price under the Market Exercise Price shall not exceed $10,000,000. The parties also agreed to extend the termination date of Series E Warrant from February 18, 2027 to January 9, 2028